Goodwill (Schedule of Accumulated Impairment Losses)(Details) - USD ($) $ in Millions		12 Months Ended
		Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Goodwill [Line Items]
Goodwill, gross		$ 1,103.7	$ 1,080.8	$ 1,206.7
Goodwill, Accumulated impairment losses	[1]	(258.6)	(243.7)	(284.8)
Goodwill, net		845.1	837.1	921.9
Industrial Gases Americas [Member]
Goodwill [Line Items]
Goodwill, net		309.1	297.6	327.2
Goodwill, Accumulated impairment losses currency translation		$ 46.6	$ 61.5	$ 20.4

[1]	Amount is attributable to the Industrial Gases – Americas segment and includes currency translation of $46.6, $61.5, and $20.4 as of 30 September 2016, 2015, and 2014, respectively.